Revenue - Additional Information (Detail) - Contract	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Number of forward contracts outstanding	0	0
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	33.00%	33.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	32.00%	25.00%